AST BLACKROCK CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.9%
Corporate Bonds — 95.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.750%	03/30/30	10	$11,608
Aerospace & Defense — 3.9%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.167%	02/04/23	10	10,042
4.875%	05/01/25	85	94,713
5.805%	05/01/50	5	6,325
5.930%	05/01/60	5	6,396
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40	5	5,884
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23	25	26,367
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
1.800%	01/15/31	25	23,449
2.900%	12/15/29	10	10,328
4.400%	06/15/28	30	34,007
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	5	4,731
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	40	42,840
5.250%	05/01/50	10	13,038
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	5,474
4.125%	11/16/28	50	56,290
4.500%	06/01/42	15	17,802
			357,686
Agriculture — 1.6%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	5	5,186
3.875%	09/16/46	10	9,724
4.000%	02/04/61	5	4,647
5.950%	02/14/49	20	24,966
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	20	19,670
3.462%	09/06/29	10	10,430
4.540%	08/15/47	20	20,162
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	5	5,103
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/01/25	15	15,210
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25		25	$27,749
				142,847
Airlines — 0.6%
British Airways 2020-1 Class A Pass-Through Trust (United Kingdom),
Sr. Sec’d. Notes, 144A
4.250%	05/15/34		15	15,579
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29		29	32,382
United Airlines 2020-1 Class B Pass Through Trust,
Pass-Through Certificates
4.875%	07/15/27		5	5,188
				53,149
Auto Manufacturers — 5.0%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	09/10/25		15	14,784
1.200%	07/08/25		15	14,950
2.150%	09/10/24		20	20,872
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26		20	21,059
General Motors Co.,
Sr. Unsec’d. Notes
5.950%	04/01/49		10	12,702
6.125%	10/01/25		30	35,340
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23		85	88,534
3.450%	01/14/22		5	5,099
4.300%	07/13/25		70	76,982
5.250%	03/01/26		28	32,084
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)		5	5,454
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25		40	39,973
2.850%	11/01/22		50	51,572
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27		5	4,845
2.150%	02/13/30		10	9,936
Volkswagen Financial Services AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.875%	04/12/23	EUR	25	29,819
				464,005
Banks — 9.5%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28		10	10,721
A1

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
1.922%(ff)	10/24/31		20	$18,814
2.831%(ff)	10/24/51		5	4,569
4.083%(ff)	03/20/51		5	5,574
Sub. Notes, MTN
4.000%	01/22/25		5	5,469
Sub. Notes, Series L, MTN
3.950%	04/21/25		90	98,662
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)		15	15,424
BNP Paribas SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	10/24/22	EUR	30	36,983
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		10	10,082
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		20	19,972
2.976%(ff)	11/05/30		20	20,685
3.887%(ff)	01/10/28		15	16,535
Sub. Notes
4.450%	09/29/27		40	44,988
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
0.481%	01/27/23		10	9,985
1.093%(ff)	12/09/26		20	19,587
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)		25	25,851
Sr. Unsec’d. Notes
0.563%(ff)	02/16/25		20	19,848
1.045%(ff)	11/19/26		20	19,549
2.301%(ff)	10/15/25		5	5,213
4.452%(ff)	12/05/29		25	28,642
Sub. Notes
3.625%	12/01/27		20	21,724
4.125%	12/15/26		40	45,014
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		10	10,144
Sr. Unsec’d. Notes, MTN
0.529%(ff)	01/25/24		20	19,963
2.802%(ff)	01/25/52		5	4,577
Sub. Notes, GMTN
4.350%	09/08/26		20	22,580
Sub. Notes, MTN
4.875%	11/01/22		15	16,000
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24		200	206,183
U.S. Bancorp,
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)		25	27,375
Wells Fargo & Co.,
Jr. Sub. Notes
3.900%(ff)	03/15/26(oo)		30	30,325
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
5.013%(ff)	04/04/51	5	$6,407
Sub. Notes, MTN
4.100%	06/03/26	20	22,255
Westpac Banking Corp. (Australia),
Sub. Notes
2.668%(ff)	11/15/35	5	4,756
			874,456
Beverages — 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	65	76,223
4.900%	02/01/46	10	11,885
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	50	58,424
			146,532
Biotechnology — 1.6%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.125%	05/01/25	30	32,185
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	82,924
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50	10	8,905
2.950%	03/01/27	20	21,266
			145,280
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25	5	5,181
Chemicals — 1.4%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50	5	5,055
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	13	14,713
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25	10	9,883
3.375%	05/01/30	20	21,205
4.200%	10/15/49	5	5,335
NewMarket Corp.,
Sr. Unsec’d. Notes
2.700%	03/18/31	10	9,755
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
2.300%	11/01/30	10	9,694
3.468%	12/01/50	15	14,720

A2

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30	20	$19,705
3.125%	06/01/24	14	14,923
3.450%	08/01/25	4	4,332
			129,320
Commercial Services — 1.3%
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26	35	34,337
2.650%	02/15/25	40	42,022
3.200%	08/15/29	22	23,167
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	5	5,096
3.250%	06/01/50	13	12,991
			117,613
Computers — 3.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50	20	18,248
2.650%	02/08/51	15	13,726
3.350%	02/09/27	40	43,972
3.850%	08/04/46	15	16,880
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
6.020%	06/15/26	17	20,116
8.350%	07/15/46	15	22,832
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25	55	56,839
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.300%	05/15/26	100	108,849
			301,462
Diversified Financial Services — 1.0%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25	15	15,851
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	15	15,525
3.000%	02/01/30	5	4,899
4.250%	02/01/24	10	10,846
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23	10	10,149
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	5,498
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	10	10,155
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	$14,740
			87,663
Electric — 9.4%
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
1.375%	01/15/26	35	34,138
2.450%	01/15/31	15	14,299
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23	10	10,630
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	5	4,642
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	21,230
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60	5	4,153
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24	5	5,335
Sr. Unsec’d. Notes
3.900%	10/01/25	15	16,500
Sr. Unsec’d. Notes, Series B
3.300%	04/15/41	5	4,967
DTE Electric Co.,
General Ref. Mortgage
3.950%	03/01/49	10	11,199
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	5	4,909
3.950%	03/15/48	5	5,508
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	35	34,597
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29	15	15,295
3.850%	11/15/42	25	27,032
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	48,969
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26(oo)	15	15,238
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	9,773
2.800%	06/15/30	10	10,089
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50	5	5,996

A3

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	10	$9,686
Sr. Unsec’d. Notes, Series A
3.350%	07/15/22	50	50,862
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47	15	16,903
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	21	22,985
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	15	14,902
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	15	14,742
2.750%	05/01/25	15	15,903
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	9,994
2.600%	06/01/51	5	4,499
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	15	14,864
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30	25	25,447
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31	5	4,674
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	11/15/28	40	44,487
4.100%	06/01/22	30	30,981
Pacific Gas & Electric Co.,
First Mortgage, 3 Month LIBOR + 1.375%
1.573%(c)	11/15/21	25	25,041
First Mortgage
3.250%	06/15/23	25	26,018
3.450%	07/01/25	35	37,064
4.000%	12/01/46	15	13,987
4.450%	04/15/42	5	4,963
4.950%	07/01/50	10	10,310
Public Service Co. of Colorado,
First Mortgage, Series 34
3.200%	03/01/50	5	4,993
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	25	26,864
4.000%	02/01/48	5	5,254
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24	35	35,018
First Mortgage, Series 20A
2.950%	02/01/51	5	4,430
First Mortgage, Series A
4.200%	03/01/29	20	22,285
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.450%	09/01/22	25	$25,857
4.450%	02/15/44	35	41,255
			868,767
Environmental Control — 0.4%
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25	10	9,774
3.950%	05/15/28	20	22,307
Waste Management, Inc.,
Gtd. Notes
2.500%	11/15/50	5	4,321
			36,402
Foods — 0.6%
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	5	5,161
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	47	49,506
			54,667
Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47	10	11,679
Gas — 0.4%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	10	9,218
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	20	19,617
3.600%	05/01/30	5	5,420
			34,255
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	10	12,409
Healthcare-Services — 3.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	20	20,866
Anthem, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25	15	15,676
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31	15	14,315
3.375%	02/15/30	5	5,049
4.250%	12/15/27	35	36,789

A4

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Healthcare-Services (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	2	$2,033
3.910%	10/01/50	5	5,139
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	30	33,470
Sr. Sec’d. Notes
4.125%	06/15/29	20	22,156
4.750%	05/01/23	50	53,958
5.000%	03/15/24	30	33,417
5.250%	06/15/49	5	6,121
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	5,906
3.361%	08/15/50	4	3,971
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/42	20	23,686
			282,552
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44	2	2,277
4.800%	07/10/45	3	3,562
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	4,913
			10,752
Internet — 1.2%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	5	4,333
2.050%	08/15/50	5	4,133
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	10	8,949
2.700%	06/03/60	5	4,451
3.150%	08/22/27	25	27,330
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/25	6	6,696
Expedia Group, Inc.,
Gtd. Notes
3.250%	02/15/30	15	15,180
Gtd. Notes, 144A
2.950%	03/15/31	5	4,928
3.600%	12/15/23	5	5,309
6.250%	05/01/25	3	3,469
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	20,121
5.750%	03/01/24	5	5,603
			110,502
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Iron/Steel — 0.2%
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	$5,144
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
1.650%	10/15/27	5	4,902
2.400%	06/15/25	5	5,216
3.250%	10/15/50	5	4,679
			19,941
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	35	37,277
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
3.112%	02/15/40	3	2,967
			40,244
Media — 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	5,095
4.750%	03/01/30	8	8,293
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	25	26,065
4.500%	02/01/24	30	32,825
4.908%	07/23/25	65	73,767
5.050%	03/30/29	25	28,750
6.384%	10/23/35	23	29,803
6.484%	10/23/45	15	19,662
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	80	86,370
3.999%	11/01/49	15	16,718
4.000%	03/01/48	40	44,731
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22	10	10,459
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	20	20,891
3.800%	03/13/24	20	21,561
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	5	5,328
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/43	8	8,640
5.850%	09/01/43	2	2,557
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	10	10,636
			452,151

A5

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		5	$4,870
Miscellaneous Manufacturing — 1.9%
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		100	103,459
3.450%	05/01/27		20	21,720
4.350%	05/01/50		15	16,665
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.375%	09/06/23	EUR	30	35,764
				177,608
Oil & Gas — 4.9%
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30		10	9,447
2.939%	06/04/51		5	4,463
3.194%	04/06/25		30	32,296
3.379%	02/08/61		5	4,638
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25		15	15,305
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		5	5,443
ConocoPhillips,
Gtd. Notes, 144A
4.300%	08/15/28		28	31,721
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		6	6,406
5.600%	07/15/41		9	10,405
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24		30	31,653
3.125%	03/24/31		10	9,989
3.500%	12/01/29		27	28,062
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30		5	5,749
4.950%	04/15/50		5	6,121
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25		15	16,077
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		15	16,355
5.600%	02/15/41		25	28,872
HollyFrontier Corp.,
Sr. Unsec’d. Notes
2.625%	10/01/23		15	15,454
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22		9	9,283
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.400%	07/15/27	25	$27,516
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/23	25	26,819
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48	10	8,104
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
0.750%	01/15/24	15	14,969
1.125%	01/15/26	5	4,916
1.900%	08/15/30	10	9,291
2.150%	01/15/31	5	4,720
Valero Energy Corp.,
Sr. Unsec’d. Notes
1.200%	03/15/24	50	50,167
2.700%	04/15/23	10	10,383
2.850%	04/15/25	5	5,225
			449,849
Oil & Gas Services — 0.2%
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	20	22,010
Packaging & Containers — 0.6%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
1.570%	01/15/26	30	29,534
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	25	28,398
			57,932
Pharmaceuticals — 6.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	95	100,858
3.450%	03/15/22	25	25,577
3.800%	03/15/25	10	10,937
3.850%	06/15/24	25	27,173
4.050%	11/21/39	10	11,148
4.250%	11/21/49	7	7,924
4.875%	11/14/48	10	12,226
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	30	30,781
3.363%	06/06/24	20	21,444
3.700%	06/06/27	55	60,621
3.794%	05/20/50	5	5,289
Cigna Corp.,
Gtd. Notes
4.125%	11/15/25	45	50,201
4.900%	12/15/48	5	6,126
Sr. Unsec’d. Notes
3.400%	03/15/50	5	4,949

A6

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	20	$19,254
1.875%	02/28/31	50	47,026
3.000%	08/15/26	12	12,821
4.300%	03/25/28	46	52,215
5.050%	03/25/48	17	20,868
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	10	9,551
2.700%	05/28/50	10	9,285
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	40	42,061
			588,335
Pipelines — 7.0%
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	10	10,256
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	20	22,926
5.875%	03/31/25	30	34,201
Enbridge, Inc. (Canada),
Gtd. Notes, SOFR + 0.400%
0.413%(c)	02/17/23	10	10,017
Gtd. Notes
2.900%	07/15/22	25	25,705
4.000%	11/15/49	5	5,108
4.250%	12/01/26	30	33,524
4.500%	06/10/44	10	10,876
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	30	31,264
3.600%	02/01/23	13	13,542
3.750%	05/15/30	20	20,645
4.900%	02/01/24	10	10,909
5.250%	04/15/29	25	28,498
6.500%	02/01/42	5	5,964
Gtd. Notes, Series 5Y
4.200%	09/15/23	17	18,213
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22	33	34,675
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	25	25,802
3.125%	07/31/29	5	5,280
4.850%	03/15/44	25	28,904
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44	25	29,295
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25	30	33,519
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	35	$34,970
4.875%	06/01/25	10	11,260
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	50	51,196
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	10,990
4.500%	05/15/30	10	11,222
5.000%	03/15/27	30	34,200
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	20	21,399
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	5	5,459
4.500%	11/15/23	20	21,797
			641,616
Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	4,534
2.000%	05/18/32	5	4,647
3.800%	04/15/26	25	27,623
American Tower Corp.,
Sr. Unsec’d. Notes
1.600%	04/15/26	20	20,034
2.250%	01/15/22	15	15,214
2.750%	01/15/27	20	20,895
4.000%	06/01/25	75	82,634
4.400%	02/15/26	25	28,163
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	5	5,127
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	5	5,325
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	25	24,934
3.300%	07/01/30	25	26,127
4.000%	03/01/27	10	11,065
Equinix, Inc.,
Sr. Unsec’d. Notes
1.800%	07/15/27	26	25,556
3.000%	07/15/50	5	4,408
3.200%	11/18/29	10	10,362
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.700%	02/15/31	5	4,597
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	5	5,097

A7

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	5	$5,094
VEREIT Operating Partnership LP,
Gtd. Notes
2.200%	06/15/28	5	4,909
2.850%	12/15/32	5	4,847
			341,192
Retail — 2.3%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.645%(c)	08/10/22	25	25,024
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26	20	19,476
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	30	31,842
3.350%	04/15/50	5	5,184
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/29	50	54,691
3.700%	04/15/46	15	15,655
Target Corp.,
Sr. Unsec’d. Notes
2.250%	04/15/25	20	20,953
Walmart, Inc.,
Sr. Unsec’d. Notes
3.700%	06/26/28	10	11,236
4.050%	06/29/48	5	5,877
4.300%	04/22/44	15	18,179
			208,117
Semiconductors — 3.9%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25	5	5,317
Applied Materials, Inc.,
Sr. Unsec’d. Notes
3.300%	04/01/27	10	10,920
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	70	75,948
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28	38	41,490
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	40	40,115
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50	10	12,546
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	50	56,333
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	15	14,565
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Semiconductors (cont’d.)
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40	10	$10,767
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.875%	03/01/24	25	27,785
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
4.300%	06/18/29	35	39,205
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.300%	05/20/28	25	23,914
			358,905
Software — 2.9%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
1.150%	03/01/26	30	29,503
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	50	52,859
3.500%	07/01/29	10	10,785
3.800%	10/01/23	15	16,142
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	11	10,055
2.921%	03/17/52	19	18,695
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	60	61,847
3.600%	04/01/50	10	9,705
3.650%	03/25/41	10	10,123
3.850%	04/01/60	5	4,912
3.950%	03/25/51	10	10,325
4.000%	11/15/47	25	25,842
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25	5	4,919
1.750%	02/15/31	5	4,641
			270,353
Telecommunications — 5.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	25	28,256
4.500%	05/15/35	15	16,910
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	65	61,697
3.800%	12/01/57	11	10,481
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	25	25,778
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29	40	45,380

A8

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	25	$25,021
Sr. Sec’d. Notes, 144A
3.300%	02/15/51	5	4,665
3.500%	04/15/25	60	64,718
4.500%	04/15/50	5	5,587
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	10	10,006
1.500%	09/18/30	10	9,201
2.550%	03/21/31	10	9,987
3.400%	03/22/41	10	10,157
3.550%	03/22/51	5	4,997
4.016%	12/03/29	20	22,364
4.125%	03/16/27	20	22,650
4.329%	09/21/28	30	34,350
4.522%	09/15/48	5	5,765
4.812%	03/15/39	25	29,896
Sr. Unsec’d. Notes, 144A
1.680%	10/30/30	52	48,249
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	20	21,706
4.375%	05/30/28	25	28,712
			546,533
Transportation — 2.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.900%	04/01/44	10	12,582
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	5	4,834
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27	10	10,857
3.800%	03/01/28	16	17,696
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29	10	10,510
4.250%	05/15/30	20	22,761
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	34	36,418
3.800%	08/01/28	40	44,491
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	02/05/70	5	5,109
3.799%	10/01/51	15	16,083
3.950%	09/10/28	31	34,848
			216,189
Trucking & Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24	20	21,084
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Trucking & Leasing (cont’d.)
4.000%	07/15/25		25	$27,437
4.125%	08/01/23		5	5,378
				53,899
Water — 0.3%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
5.125%	05/24/22	EUR	25	31,118

Total Corporate Bonds (cost $8,764,380)				8,739,649
U.S. Treasury Obligations — 3.9%
U.S. Treasury Bonds
1.875%	02/15/51		158	140,427
U.S. Treasury Notes
0.250%	11/15/23		146	145,532
0.750%	03/31/26		27	26,365
1.125%	02/15/31		46	43,841

Total U.S. Treasury Obligations (cost $360,109)				356,165

Total Long-Term Investments (cost $9,124,489)				9,095,814

Shares
Short-Term Investments — 1.5%
Affiliated Mutual Fund — 0.7%
PGIM Core Ultra Short Bond Fund (cost $67,142)(wb)	67,142	67,142

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(n) — 0.8%
U.S. Treasury Bills
0.035%	05/20/21	74	73,999
(cost $73,997)

Total Short-Term Investments (cost $141,139)				141,141

TOTAL INVESTMENTS—100.4% (cost $9,265,628)				9,236,955

Liabilities in excess of other assets(z) — (0.4)%				(35,485)

Net Assets — 100.0%				$9,201,470

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

A9

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Jun. 2021	$441,453	$(284)
1	10 Year U.S. Treasury Notes	Jun. 2021	130,937	(3,392)
1	20 Year U.S. Treasury Bonds	Jun. 2021	154,594	(4,720)
				(8,396)
Short Positions:
4	5 Year U.S. Treasury Notes	Jun. 2021	493,594	3,922
1	Euro Schatz Index	Jun. 2021	131,460	17
				3,939
				$(4,457)
Forward foreign currency exchange contract outstanding at March 31, 2021:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Euro,
Expiring 06/16/21	BNP Paribas S.A.	EUR	113	$134,646	$132,733	$1,913	$—
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A10